Adoption of New Accounting Pronouncements - Summary of Accounting Standard Impact on Financial Instruments (Details)	12 Months Ended
Dec. 31, 2018
Cash [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Cash [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	FVTPL
Accounts Receivable [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Accounts Receivable [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Other Receivables [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Other Receivables [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Loan Receivable [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Loan Receivable [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Advances to Joint Ventures [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Advances to Joint Ventures [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Other Investments [member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	FVTPL - ABcann share warrants FVOCI - Canopy, ABcann shares, Evergreen
Other Investments [member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	FVTPL - ABcann share warrants Available-for-sale - Canopy, ABcann shares, Evergreen
Accounts Payable And Other Liabilities [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Accounts Payable And Other Liabilities [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Holdbacks Payable [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Holdbacks Payable [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Construction Loan Payable [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost
Construction Loan Payable [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Classification by categories of financial instruments	Amortized cost